Employees (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Summary of Staff Cost, Average Number of Employees and Key Management Compensation	4A. STAFF AND MANAGEMENT COSTS

Staff costs	€ million 2024	€ million 2023	€ million 2022
Wages and salaries	(5,852)	(5,722)	(5,857)
Social security costs	(640)	(591)	(587)
Other pension costs	(339)	(348)	(396)
Share-based compensation costs	(324)	(212)	(177)
	(7,155)	(6,873)	(7,017)

Average number of employees during the year (a)	'000 2024	'000 2023	'000 2022
Asia Pacific Africa	61	64	73
The Americas	38	38	38
Europe	26	26	27
	125	128	138
(a)Reduction in average number of employees is primarily driven by the productivity programme and business disposals during 2024. The reduction in 2023 was primarily driven by the disposal of the global tea business in 2022.

Key management compensation	€ million 2024	€ million 2023	€ million 2022
Salaries and short-term employee benefits	(44)	(41)	(41)
Share-based benefits(a)	(19)	(13)	(15)
	(63)	(54)	(56)
Of which: Executive Directors	(14)	(13)	(12)
Other(b)	(49)	(41)	(44)

Non-Executive Directors’ fees	(2)	(2)	(2)
	(65)	(56)	(58)
(a)Share-based benefits are expenses recognised for the period. Share-based benefits compensation on a vesting basis is €13 million (2023: €8 million; 2022: €12 million).
(b)Other includes all members of the Unilever Leadership Executive, other than Executive Directors.

Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans	The following table shows the assumptions, weighted by liabilities, used to value the principal defined benefit plans (representing approximately 95% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2024		31 December 2023
	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Discount rate	4.8%	6.3%	4.4%	5.9%
Inflation	2.8%	n/a	2.8%	n/a
Rate of increase in salaries	3.4%	3.0%	3.4%	2.9%
Rate of increase for pensions in payment (where provided)	2.5%	n/a	2.6%	n/a
Rate of increase for pensions in deferment (where provided)	2.8%	n/a	2.8%	n/a
Long-term medical cost inflation	n/a	5.7%	n/a	5.5%
For the most material other post-employment benefit plan in the US, a higher initial level of medical cost inflation is assumed which falls from the initial rate of 6.75%
to the long-term rate of 5% after 7 years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.
4B. PENSIONS AND SIMILAR OBLIGATIONS continued
For the UK and Netherlands pension plans, representing approximately 64% of all defined benefit pension liabilities, the assumptions used at
31 December 2024 and 2023 were:

	United Kingdom		Netherlands
	2024	2023	2024	2023
Discount rate	5.6%	4.7%	3.4%	3.2%
Inflation	3.1%	3.0%	2.0%	2.1%
Rate of increase in salaries	3.8%	3.6%	2.5%	2.6%
Rate of increase for pensions in payment (where provided)	2.9%	2.8%	2.0%	2.1%
Rate of increase for pensions in deferment (where provided)	2.9%	2.8%	2.0%	2.1%
Number of years a current pensioner is expected to live beyond age 65:
Men	21.5	21.5	22.0	21.9
Women	23.1	23.1	24.2	24.1
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.5	22.4	24.0	23.9
Women	24.3	24.2	26.2	26.1

Summary of Charge to Operating Profit	The charge to the income statement comprises:

	Notes	€ million 2024	€ million 2023	€ million 2022
Charged to operating profit:
Defined benefit pension and other benefit plans:
Gross service cost		(178)	(128)	(186)
Employee contributions		37	11	12
Special termination benefits		(5)	(14)	(11)
Past service cost including (losses)/gains on curtailments(a)		32	3	–
Settlements		5	2	1
Defined contribution plans		(230)	(222)	(212)
Total operating cost	4A	(339)	(348)	(396)
Finance income/(cost)(b)	5	71	110	44
Net impact on the income statement (before tax)		(268)	(238)	(352)
(a)This includes €28 million credit in the UK due to removal of a discretionary administration practice.
(b)This includes the impact of asset ceiling on interest.

Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability	Amounts recognised in the statement of comprehensive income on the remeasurement of the surplus/(deficit).

	€ million 2024	€ million 2023	€ million 2022
Return on plan assets excluding amounts included in net finance income/(cost)	(601)	131	(6,483)
Change in asset ceiling excluding amounts included in finance cost	(38)	(6)	(184)
Actuarial gains/(losses) arising from changes in demographic assumptions	26	98	(24)
Actuarial gains/(losses) arising from changes in financial assumptions	903	(552)	6,914
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	28	(416)	(760)
Total of defined benefit costs recognised in other comprehensive income	318	(745)	(537)

Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date	The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2024		€ million 2023
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	19,867	2	20,174	4
Present value of liabilities	(16,259)	(345)	(17,174)	(348)
Computed surplus/(deficit)	3,608	(343)	3,000	(344)
Irrecoverable surplus(a)	(295)	–	(255)	–
Surplus/(deficit)	3,313	(343)	2,745	(344)
Of which in respect of:
Funded plans in surplus:
Liabilities	(12,909)	–	(13,739)	–
Assets	17,368	–	17,775	–
Aggregate surplus	4,459	–	4,036	–
Irrecoverable surplus(a)	(295)	–	(255)	–
Surplus/(deficit)	4,164	–	3,781	–
Funded plans in deficit:
Liabilities	(2,633)	(41)	(2,715)	(39)
Assets	2,499	2	2,399	4
Surplus/(deficit)	(134)	(39)	(316)	(35)
Unfunded plans:
Pension liability	(717)	(304)	(720)	(309)
(a)A surplus is deemed recoverable to the extent that the Group is able to benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.
Summary of Movements in Assets	The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.
Movements in assets during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2023 Total
1 January fair value of assets	8,679	5,514	5,985	20,178	8,704	5,343	5,320	19,367
1 January irrecoverable surplus	–	–	(255)	(255)	–	–	(234)	(234)
1 January (after irrecoverable surplus)	8,679	5,514	5,730	19,923	8,704	5,343	5,086	19,133
Employee contributions	–	–	37	37	–	–	11	11
Settlements	–	–	–	–	–	–	(1)	(1)
Actual return on plan assets (excluding amounts in net finance income/charge)	(894)	194	99	(601)	(227)	146	212	131
Change in asset ceiling excluding amounts included in interest expenses	–	–	(38)	(38)	–	–	(6)	(6)
Interest income(a)	407	174	273	854	432	194	233	859
Employer contributions(b)	47	(106)	256	197	50	9	348	407
Benefit payments	(492)	(181)	(535)	(1,208)	(459)	(178)	(485)	(1,122)
Other(c)	–	–	(13)	(13)	–	–	371	371
Currency retranslation	385	–	38	423	179	–	(39)	140
31 December (after irrecoverable surplus)	8,132	5,595	5,847	19,574	8,679	5,514	5,730	19,923
31 December irrecoverable surplus	–	–	(295)	(295)	–	–	(255)	(255)
31 December fair value of assets	8,132	5,595	6,142	19,869	8,679	5,514	5,985	20,178
(a)This includes the impact of asset ceiling on interest.
(b)The Group received a partial refund of €115 million from the Netherlands Plan in 2024, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied.
(c)The majority of 'Other' during 2023 is explained by reclassification of India HUL and GSK Provident Funds from Defined Contribution to Defined Benefit reporting adding €368 million to both assets and liabilities at year end 2023. The impact on the overall (deficit)/surplus is nil.

Summary of Movements in Liabilities	Movements in liabilities during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2023 Total
1 January	(7,250)	(4,031)	(6,241)	(17,522)	(6,838)	(3,734)	(5,992)	(16,564)
Gross service cost	(51)	(4)	(123)	(178)	(42)	(5)	(81)	(128)
Special termination benefits	–	–	(5)	(5)	–	–	(14)	(14)
Past service costs including losses/(gains) on curtailments	27	–	5	32	–	–	3	3
Settlements	–	–	5	5	–	–	3	3
Interest cost	(337)	(126)	(320)	(783)	(335)	(135)	(279)	(749)
Actuarial gain/(loss) arising from changes in demographic assumptions	3	13	10	26	104	–	(6)	98
Actuarial gain/(loss) arising from changes in financial assumptions	675	160	68	903	(243)	(236)	(73)	(552)
Actuarial gain/(loss) arising from experience adjustments	(14)	154	(112)	28	(220)	(99)	(97)	(416)
Benefit payments	492	181	535	1,208	459	178	485	1,122
Other(a)	–	–	33	33	–	–	(371)	(371)
Currency retranslation	(327)	–	(24)	(351)	(135)	–	181	46
31 December	(6,782)	(3,653)	(6,169)	(16,604)	(7,250)	(4,031)	(6,241)	(17,522)
(a)The majority of 'Other' during 2023 is explained by reclassification of India HUL and GSK Provident Funds from Defined Contribution to Defined Benefit reporting adding €368 million to both assets and liabilities at year end 2023. The impact on the overall (deficit)/surplus is nil.

Summary of Movements in (Deficit)/Surplus	Movements in (deficit)/surplus during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2023 Total
1 January	1,429	1,483	(511)	2,401	1,866	1,609	(906)	2,569
Gross service cost	(51)	(4)	(123)	(178)	(42)	(5)	(81)	(128)
Employee contributions	–	–	37	37	–	–	11	11
Special termination benefits	–	–	(5)	(5)	–	–	(14)	(14)
Past service costs including losses/(gains) on curtailments	27	–	5	32	–	–	3	3
Settlements	–	–	5	5	–	–	2	2
Actual return on plan assets (excluding amounts in net finance income/charge)	(894)	194	99	(601)	(227)	146	212	131
Change in asset ceiling excluding amounts included in interest expenses	–	–	(38)	(38)	–	–	(6)	(6)
Interest cost	(337)	(126)	(320)	(783)	(335)	(135)	(279)	(749)
Interest income(a)	407	174	273	854	432	194	233	859
Actuarial gain/(loss) arising from changes in demographic assumptions	3	13	10	26	104	–	(6)	98
Actuarial gain/(loss) arising from changes in financial assumptions	675	160	68	903	(243)	(236)	(73)	(552)
Actuarial gain/(loss) arising from experience adjustments	(14)	154	(112)	28	(220)	(99)	(97)	(416)
Employer contributions(b)	47	(106)	256	197	50	9	348	407
Benefit payments	–	–	–	–	–	–	–	–
Other	–	–	20	20	–	–	–	–
Currency retranslation	58	–	14	72	44	–	142	186
31 December	1,350	1,942	(322)	2,970	1,429	1,483	(511)	2,401
(a)This includes the impact of asset ceiling on interest.
(b)The Group received a partial refund of €115 million from the Netherlands Plan in 2024, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied.

Summary of Movements in Irrevocable Surplus	Movements in irrecoverable surplus during the year:

	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2024 Total	€ million UK	€ million Netherlands	€ million Rest of world	€ million 2023 Total
1 January	–	–	(255)	(255)	–	–	(234)	(234)
Interest income	–	–	(7)	(7)	–	–	(7)	(7)
Change in irrecoverable surplus in excess of interest	–	–	(38)	(38)	–	–	(6)	(6)
Currency retranslations	–	–	5	5	–	–	(8)	(8)
31 December	–	–	(295)	(295)	–	–	(255)	(255)

Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants	The duration of the principal defined benefit plan liabilities (representing 95% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

	UK	Netherlands	Rest of world(a)	2024 Total	UK	Netherlands	Rest of world(a)	2023 Total
Duration (years)	12	14	10	0 to 23	12	14	10	0 to 22
Active members	8%	7%	23%	13%	7%	7%	23%	12%
Deferred members	30%	38%	15%	27%	31%	38%	14%	27%
Retired members	62%	55%	62%	60%	62%	55%	63%	61%
(a)Rest of world numbers shown are weighted averages by liabilities.

Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits

	€ million 31 December 2024				€ million 31 December 2023
	UK	Netherlands	Rest of world	2024 Total	UK	Netherlands	Rest of world	2023 Total
Total Pension Plans Assets	8,132	5,595	6,140	19,867	8,679	5,514	5,981	20,174
Equities Total	214	1,176	1,106	2,496	224	1,095	1,424	2,743
– Europe	37	148	346	531	43	171	431	645
– North America	128	746	525	1,399	133	670	617	1,420
– Other	49	282	235	566	48	254	376	678
Fixed Income Total	6,228	3,627	3,763	13,618	6,640	3,521	3,344	13,505
– Government bonds	4,296	1,460	1,814	7,570	4,773	1,461	1,546	7,780
– Investment grade corporate bonds	895	648	1,296	2,839	791	620	1,197	2,608
– Other Fixed Income	1,037	1,519	653	3,209	1,076	1,440	601	3,117
Derivatives	(239)	90	–	(149)	(237)	145	16	(76)
Private Equity	617	105	32	754	559	95	36	690
Property and Real Estate	749	370	433	1,552	674	321	412	1,407
Hedge Funds	123	–	75	198	136	–	69	205
Other	440	227	404	1,071	683	337	391	1,411
Other Pension Plans	–	–	327	327	–	–	289	289
Other Post-Employment Benefit Plans Assets	–	–	2	2	–	–	4	4
Total Assets	8,132	5,595	6,142	19,869	8,679	5,514	5,985	20,178

Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions	The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	-6%	-7%	-5%
Inflation rate	Increase by 0.5%	4%	8%	5%
Life expectancy	Increase by 1 year	4%	4%	4%
Long-term medical cost inflation(a)	Increase by 1.0%	n/a	n/a	4%
(a)Long-term medical cost inflation only relates to post-retirement medical plans and its impact on these liabilities.

Schedule of Cash Flow in Respect of Pensions and Similar Post-Employment Benefits	The table below sets out these amounts:

	€ million 2025 Estimate	€ million 2024	€ million 2023	€ million 2022
Company contributions to funded plans:
Defined Benefit (a)	95	82	291	176
Defined Contribution	245	230	222	212
Benefits paid by the Company in respect of unfunded plans:
Defined Benefit	110	115	116	127
Group cash flow in respect of pensions and similar benefits	450	427	629	515
(a)The Group contributed a one-off contribution of $110 million into the US Pension Plan in 2023.
The Group received a partial refund of €115 million from the Netherlands Plan in 2024, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied. A further €118 million refund from the Netherlands Plan is due to be received in 2025.
Following conclusion of the 2022 triennial valuation of the UK pension fund, the Group, in agreement with the Trustees, implemented an updated Schedule of Contributions. Deficit contributions to this fund will continue to be nil. The next triennial valuation is in 2025.

Summary of Status of Performance Share Plans, Related Changes and Share Award Value Information	A summary of the status of the above Share Plans as at 31 December 2024, 2023 and 2022 and changes during the years ended on these dates is presented below:

	2024 Number of shares	2023 Number of shares	2022 Number of shares
Outstanding at 1 January	21,329,938	17,923,890	14,318,564
Awarded	7,508,412	7,479,544	10,032,321
Vested	(6,296,695)	(2,021,439)	(3,101,598)
Forfeited	(3,429,400)	(2,052,057)	(3,325,397)
Outstanding at 31 December	19,112,255	21,329,938	17,923,890

	2024	2023	2022
Share award value information
Fair value per share award during the year	€46.19	€45.71	€41.56

Disclosure of number and weighted average exercise prices of share options

	Number of options	Weighted average exercise price
Outstanding at 1 January 2024	–	€0.00
Awarded	196,994	€0.01
Vested	–	€0.00
Forfeited	(15,856)	€0.01
Outstanding at 31 December 2024	181,138	€0.01
Summary of options outstanding:

	Outstanding share options	Weighted average exercise price	Weighted remaining average contractual life
HUL PSP share options	181,138	€0.01	25 months